Operating leases right-of-use assets and lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Right-of-use assets exchanged for operating lease liabilities	$ 1,004	$ 1,657
Remaining lease term	6 years
Weighted average discount rate	3.00%